INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards
Deferred tax assets valuation allowance	$ 43,596	$ 23,283
Domestic Tax Authority
Operating Loss Carryforwards
Operating loss carryforwards	64,800	46,900
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards
Operating loss carryforwards		6,000
State and Local Jurisdiction
Operating Loss Carryforwards
Operating loss carryforwards	$ 44,100	30,500
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards
Operating loss carryforwards		$ 1,300